Accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
	2012	2011
Compensation	$157,909	$144,574
Professional fees	92,077	76,727
Miscellaneous	81,178	59,710
	$331,164	$281,011